Retirement Plans - Other Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009 Employee
Other Employee Related Disclosures [Line Items]
Voluntary early retirement program, number of new retirees	71
Reduction in workforce, number of positions eliminated	8
Cost of products sold
Other Employee Related Disclosures [Line Items]
Voluntary early retirement program expense	4.2
Selling, general and administrative expenses
Other Employee Related Disclosures [Line Items]
Reduction in workforce, payroll and benefit expenses	0.5